Critical accounting estimates and judgments (Details) - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
Critical accounting estimates and judgments
Amount of tax losses carried forward	¥ 385,070,000	¥ 343,995,000
Amount of deferred tax assets was recognised for the tax losses carried forward	¥ 76,938,000	¥ 61,163,000